UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2012

Date of reporting period: July 31, 2011

ITEM 1. Schedule of Investments.

Washington Mutual Investors FundSM
Investment portfolio (unaudited)
July 31, 2011

Common stocks — 97.89%	Shares	Value (000)

ENERGY — 14.75%
Baker Hughes Inc.	1,930,000	$149,343
Chevron Corp.	30,996,800	3,224,287
ConocoPhillips	11,840,000	852,362
Exxon Mobil Corp.	3,000,000	239,370
Hess Corp.	2,140,000	146,718
Marathon Oil Corp.	4,100,000	126,977
Royal Dutch Shell PLC, Class A (ADR)	886,700	65,226
Royal Dutch Shell PLC, Class B (ADR)	28,590,000	2,105,654
Schlumberger Ltd.	6,619,200	598,177
Tenaris SA (ADR)	1,220,000	53,924
		7,562,038

MATERIALS — 4.46%
Air Products and Chemicals, Inc.	2,400,000	212,952
Dow Chemical Co.	29,597,826	1,032,076
E.I. du Pont de Nemours and Co.	6,260,000	321,889
Nucor Corp.	8,200,000	318,898
Potash Corp. of Saskatchewan Inc.	2,130,000	123,136
Praxair, Inc.	2,550,000	264,282
Sigma-Aldrich Corp.	200,000	13,420
		2,286,653

INDUSTRIALS — 16.92%
Boeing Co.	16,010,000	1,128,225
Caterpillar Inc.	2,800,000	276,612
CSX Corp.	17,745,000	435,995
Deere & Co.	2,200,000	172,722
Eaton Corp.	7,300,000	350,035
Emerson Electric Co.	10,420,000	511,518
General Dynamics Corp.	2,950,000	201,013
General Electric Co.	23,000,000	411,930
Honeywell International Inc.	4,360,000	231,516
Illinois Tool Works Inc.	4,420,000	220,116
Lockheed Martin Corp.	11,590,000	877,711
Masco Corp.	5,873,542	61,966
Norfolk Southern Corp.	3,600,000	272,520
Northrop Grumman Corp.	12,775,000	773,015
Pitney Bowes Inc.	4,000,000	86,200
Precision Castparts Corp.	90,000	14,524
Rockwell Automation	2,000,000	143,520
Southwest Airlines Co.	5,500,000	54,780
Stanley Black & Decker, Inc.	3,250,000	213,752
Tyco International Ltd.	1,690,000	74,850
Union Pacific Corp.	7,580,000	776,798
United Parcel Service, Inc., Class B	4,400,000	304,568
United Technologies Corp.	9,620,000	796,921
W.W. Grainger, Inc.	425,000	63,057
Waste Management, Inc.	7,000,000	220,430
		8,674,294

CONSUMER DISCRETIONARY — 8.74%
Amazon.com, Inc.1	1,644,000	365,823
Harley-Davidson, Inc.	1,700,000	73,763
Home Depot, Inc.	33,671,000	1,176,128
Johnson Controls, Inc.	14,408,658	532,400
Lowe’s Companies, Inc.	6,400,000	138,112
McDonald’s Corp.	11,820,000	1,022,194
McGraw-Hill Companies, Inc.	12,419,100	516,634
VF Corp.	5,100,000	595,680
Walt Disney Co.	1,500,000	57,930
		4,478,664

CONSUMER STAPLES — 8.96%
Avon Products, Inc.	5,130,000	134,560
Coca-Cola Co.	16,460,000	1,119,445
Colgate-Palmolive Co.	1,860,000	156,947
Costco Wholesale Corp.	470,000	36,777
Kraft Foods Inc., Class A	34,015,000	1,169,436
PepsiCo, Inc.	10,250,000	656,410
Procter & Gamble Co.	21,460,800	1,319,624
		4,593,199

HEALTH CARE — 12.47%
Abbott Laboratories	3,800,000	195,016
Aetna Inc.	7,400,000	307,026
Baxter International Inc.	12,110,000	704,439
Bristol-Myers Squibb Co.	28,580,000	819,103
Cardinal Health, Inc.	15,016,000	657,100
Eli Lilly and Co.	4,000,000	153,200
Johnson & Johnson	18,730,000	1,213,517
Merck & Co., Inc.	58,450,000	1,994,898
Pfizer Inc	11,475,000	220,779
UnitedHealth Group Inc.	2,600,000	129,038
		6,394,116

FINANCIALS — 9.22%
Allstate Corp.	5,050,000	139,986
American Express Co.	21,550,000	1,078,362
Chubb Corp.	2,900,000	181,192
Goldman Sachs Group, Inc.	4,248,900	573,474
HSBC Holdings PLC (ADR)	5,500,000	268,785
JPMorgan Chase & Co.	4,114,200	166,419
M&T Bank Corp.	3,250,000	280,280
Marsh & McLennan Companies, Inc.	15,806,900	466,145
Moody’s Corp.	2,450,000	87,244
PNC Financial Services Group, Inc.	3,240,000	175,900
Toronto-Dominion Bank	1,300,000	103,831
U.S. Bancorp	12,660,000	329,920
Wells Fargo & Co.	31,353,100	876,006
		4,727,544

INFORMATION TECHNOLOGY — 7.72%
Apple Inc.1	765,000	298,717
Automatic Data Processing, Inc.	6,615,000	340,606
Google Inc., Class A1	450,000	271,661
Intel Corp.	4,500,000	100,485
International Business Machines Corp.	2,770,000	503,725
Linear Technology Corp.	8,758,000	256,609
Microsoft Corp.	25,945,000	710,893
Oracle Corp.	17,143,300	524,242
Paychex, Inc.	14,160,000	399,737
Texas Instruments Inc.	18,542,500	551,639
		3,958,314

TELECOMMUNICATION SERVICES — 5.82%
AT&T Inc.	36,485,000	1,067,551
CenturyLink, Inc.	3,920,000	145,471
Verizon Communications Inc.	50,170,000	1,770,500
		2,983,522

UTILITIES — 5.97%
Ameren Corp.	1,400,000	40,348
American Electric Power Co., Inc.	4,175,000	153,890
Dominion Resources, Inc.	10,550,000	511,147
Duke Energy Corp.	27,875,000	518,475
Exelon Corp.	5,375,000	236,876
FirstEnergy Corp.	7,000,000	312,550
National Grid PLC (ADR)	6,630,000	326,130
PG&E Corp.	10,520,000	435,844
PPL Corp.	2,500,000	69,750
Southern Co.	7,300,000	288,642
Xcel Energy Inc.	7,000,000	168,000
		3,061,652

MISCELLANEOUS — 2.86%
Other common stocks in initial period of acquisition		1,467,111

Total common stocks (cost: $40,174,148,000)		50,187,107

Short-term securities — 1.98%	Principal amount (000)

Abbott Laboratories 0.13% due 8/29/20112	$ 42,000	41,997
CAFCO, LLC 0.13% due 8/19/2011	100,000	99,993
Coca-Cola Co. 0.11% due 10/4/20112	78,000	77,983
ExxonMobil Corp. 0.07% due 8/1/2011	26,900	26,900
Falcon Asset Securitization Co., LLC 0.15% due 9/6/20112	75,000	74,990
Fannie Mae 0.08%–0.20% due 10/3/2011–1/3/2012	227,750	227,660
Federal Farm Credit Banks 0.10% due 11/29/2011	25,000	24,990
Freddie Mac 0.05%–0.20% due 8/30–11/21/2011	155,178	155,129
Hewlett-Packard Co. 0.06% due 8/8/20112	5,200	5,200
Jupiter Securitization Co., LLC 0.18% due 8/2/20112	20,500	20,500
Medtronic Inc. 0.11%–0.12% due 10/5–10/6/20112	63,100	63,083
Paccar Financial Corp. 0.09% due 8/15/2011	31,500	31,499
Procter & Gamble Co. 0.14%–0.17% due 12/5/2011–1/6/20122	84,650	84,596
Procter & Gamble International Funding S.C.A. 0.12% due 9/13/20112	8,400	8,399
U.S. Treasury Bill 0.097% due 11/17/2011	18,500	18,495
Variable Funding Capital Company LLC 0.15%–0.17% due 9/9–10/25/20112	53,100	53,081

Total short-term securities (cost: $1,014,504,000)		1,014,495

Total investment securities (cost: $41,188,652,000)		51,201,602
Other assets less liabilities		66,963

Net assets		$51,268,565

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $429,829,000, which represented .84% of the net assets of the Fund.

Valuation disclosures (unaudited)

The Fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Methods and inputs — The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The Fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of July 31, 2011 (dollars in thousands):
Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$7,562,038	$—	$—	$7,562,038
Materials	2,286,653	—	—	2,286,653
Industrials	8,674,294	—	—	8,674,294
Consumer discretionary	4,478,664	—	—	4,478,664
Consumer staples	4,593,199	—	—	4,593,199
Health care	6,394,116	—	—	6,394,116
Financials	4,727,544	—	—	4,727,544
Information technology	3,958,314	—	—	3,958,314
Telecommunication services	2,983,522	—	—	2,983,522
Utilities	3,061,652	—	—	3,061,652
Miscellaneous	1,467,111	—	—	1,467,111
Short-term securities	—	1,014,495	—	1,014,495
Total	$50,187,107	$1,014,495	$—	$51,201,602

Federal income tax information (dollars in thousands)

Gross unrealized appreciation on investment securities	$10,730,331
Gross unrealized depreciation on investment securities	(764,992)
Net unrealized appreciation on investment securities	9,965,339
Cost of investment securities for federal income tax purposes	41,236,263

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

ITEM 2. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred  during the  Registrant's last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By  /s/ Jeffrey L. Steele
                                    Jeffrey L. Steele, President and Principal Executive Officer

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele
      Jeffrey L. Steele, President and Principal Executive Officer
      Date: September 29, 2011

      By /s/ Michael W. Stockton
      Michael W. Stockton, Principal Financial Officer,
      Senior Vice President and Treasurer
      Date: September 29, 2011